Quarterly Report
March 31, 2024
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 60.2%
Aerospace & Defense – 0.3%
Boeing Co., 5.805%, 5/01/2050		$592,000	$560,108
Thales S.A., 4.25%, 10/18/2031	EUR	300,000	341,336
TransDigm, Inc., 6.875%, 12/15/2030 (n)		$274,000	279,314
			$1,180,758
Airlines – 0.1%
easyJet PLC, 3.75%, 3/20/2031	EUR	220,000	$235,656
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$252,000	$206,944
Asset-Backed & Securitized – 5.4%
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		$214,500	$209,214
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.04% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)		143,000	141,051
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.389% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		426,500	418,784
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.418% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	786,890
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.618% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	751,386
AREIT 2022-CRE6 Trust, “B”, FLR, 7.168% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	280,892
AREIT 2022-CRE6 Trust, “C”, FLR, 7.468% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	113,841
AREIT 2022-CRE6 Trust, “D”, FLR, 8.168% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	94,536
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.613%, 4/15/2053 (i)		981,255	59,061
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.282%, 7/15/2054 (i)		2,894,909	186,633
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.604%, 2/15/2054 (i)		6,570,893	528,700
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.149%, 12/15/2055		265,075	283,403
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.145%, 3/15/2054 (i)		2,019,891	105,412
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.884%, 6/15/2054 (i)		5,573,868	239,130
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.258%, 7/15/2054 (i)		6,717,398	397,423
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.27%, 8/15/2054 (i)		5,239,622	336,028
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.75%, 11/15/2055		105,000	107,752
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		246,000	257,010
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.489% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	174,091
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.739% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	157,285
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		59,806	58,121
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		110,327	103,221
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.739% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		900,000	834,309
BXMT 2021-FL4 Ltd., “B”, FLR, 6.989% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,797,000	1,658,664
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		258,302	249,505
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	184,409
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		228,827	229,072
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		97,024	96,868
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		325,760	324,183
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.772%, 4/15/2054 (i)		1,233,776	46,497
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.974%, 6/15/2063 (i)		2,962,926	146,116
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.038%, 6/15/2064 (i)		2,920,196	154,425
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		592,000	520,389
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		768,000	804,769
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		165,317	164,135
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		108,490	108,374
Empire District Bondco LLC, 4.943%, 1/01/2033		344,000	342,562
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.57% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	262,265
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.991% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		701,500	679,725
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		130,819	130,575
MF1 2021-FL5 Ltd., “C”, FLR, 7.139% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	192,450
MF1 2021-FL6 Ltd., “AS”, FLR, 6.891% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		1,050,000	1,033,244
MF1 2021-FL6 Ltd., “B”, FLR, 7.091% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	583,015
MF1 2022-FL8 Ltd., “A”, FLR, 6.676% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		242,952	241,440

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “B”, FLR, 7.276% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		$281,312	$275,505
MF1 2024-FL14 LLC, “A”, FLR, 7.063% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		600,000	599,793
MF1 2024-FL14 LLC, “AS”, FLR, 7.566% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		208,996	208,924
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.288%, 5/15/2054 (i)		2,249,836	135,188
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.205%, 6/15/2054 (i)		4,782,949	259,185
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.569% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		236,000	236,134
OBX Trust, 2023-NQM5, “A1”, 5.988%, 3/25/2028 (n)		118,339	118,327
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		355,350	354,471
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		605,272	603,911
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		141,554	141,631
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	383,138
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.891% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		$700,000	671,199
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.241% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	504,387
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.839% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	341,191
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		346,417	344,305
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.528%, 8/15/2054 (i)		4,881,131	364,831
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.168% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		57,474	57,517
			$20,376,492
Automotive – 0.6%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	$232,953
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		323,000	324,285
Ford Motor Credit Co. LLC, 4.445%, 2/14/2030	EUR	180,000	197,399
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$212,000	222,723
LKQ Corp., 6.25%, 6/15/2033		195,000	203,042
Schaeffler AG, 4.5%, 3/28/2030	EUR	500,000	537,257
Stellantis N.V., 3.75%, 3/19/2036		100,000	108,246
Volkswagen Leasing GmbH, 4%, 4/11/2031		330,000	359,475
			$2,185,380
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$147,000	$137,796
Prosus N.V., 3.68%, 1/21/2030 (n)		240,000	210,669
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	900,000	825,716
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$153,000	136,665
			$1,310,846
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$88,000	$89,336
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		181,000	188,818
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	140,815
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	363,949
LPL Holdings, Inc., 4%, 3/15/2029 (n)		733,000	673,920
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		200,000	201,261
			$1,658,099
Building – 0.2%
HeidelbergCement Finance Luxembourg S.A., 4.875%, 11/21/2033	EUR	245,000	$284,667
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	285,000	280,017
Vulcan Materials Co., 3.5%, 6/01/2030		$192,000	175,975
			$740,659
Business Services – 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	370,000	$374,366
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	302,027
Mastercard, Inc., 3.85%, 3/26/2050		216,000	178,730
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	250,000	269,753
			$1,124,876

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$91,000	$89,933
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		120,000	88,825
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		227,000	229,786
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	525,000	535,245
			$943,789
Chemicals – 0.0%
Arkema S.A., 4.8% to 3/25/2029, FLR (EUR ICE Swap Rate - 5yr. + 2.035%) to 3/25/2034, FLR (EUR ICE Swap Rate - 5yr. + 2.285%) to 3/25/2049, FLR (EUR ICE Swap Rate - 5yr. + 3.035%) to 3/25/2173	EUR	100,000	$108,299
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$343,696
Oracle Corp., 4%, 7/15/2046		265,000	208,759
			$552,455
Conglomerates – 0.6%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$306,000	$288,515
nVent Finance S.à r.l., 5.65%, 5/15/2033		427,000	430,397
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		558,000	565,680
Siemens Financieringsmaatschappij N.V., 3.375%, 2/22/2037	EUR	200,000	215,439
Veralto Corp., 4.15%, 9/19/2031		257,000	284,739
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$326,000	320,654
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		175,000	177,264
			$2,282,688
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$372,000	$364,281
Consumer Services – 0.3%
Booking Holdings, Inc., 3.75%, 3/01/2036	EUR	390,000	$423,188
Compass Group PLC, 3.25%, 2/06/2031		130,000	140,188
Pluxee N.V., 3.75%, 9/04/2032		300,000	323,344
Securitas Treasury Ireland DAC, 3.875%, 2/23/2030		159,000	172,928
			$1,059,648
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$302,000	$312,185
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		156,000	141,591
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		72,000	70,444
			$524,220
Emerging Market Quasi-Sovereign – 0.5%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$263,120
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		408,000	405,467
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	470,000	442,114
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		$384,000	392,125
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		408,000	410,040
Qatar Petroleum, 3.125%, 7/12/2041		236,000	175,820
			$2,088,686
Emerging Market Sovereign – 10.5%
Republic of India, 7.18%, 8/14/2033	INR	124,500,000	$1,499,752
Czech Republic, 2.5%, 8/25/2028	CZK	24,880,000	1,008,286
Czech Republic, 2%, 10/13/2033		29,000,000	1,049,258
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	185,202
Dominican Republic, 4.875%, 9/23/2032		750,000	671,457
Federative Republic of Brazil, 10%, 1/01/2029	BRL	8,500,000	1,656,491
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	4,044,000	4,361,560

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 4.375%, 7/18/2038	EUR	420,000	$487,644
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		$328,000	323,900
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,736,000	1,033,810
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	618,469
People's Republic of China, 3.13%, 11/21/2029	CNY	13,500,000	1,952,589
People's Republic of China, 2.88%, 2/25/2033		30,810,000	4,422,206
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		$200,000	200,400
Republic of Hungary, 4%, 7/25/2029	EUR	1,200,000	1,289,965
Republic of Korea, 2.375%, 12/10/2027	KRW	900,000,000	645,941
Republic of Korea, 1.875%, 6/10/2029		8,135,190,000	5,626,874
Republic of Korea, 1.375%, 6/10/2030		7,260,400,000	4,793,194
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	202,330
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	538,346
Republic of Poland, 5.5%, 3/18/2054		$162,000	160,723
Republic of Romania, 6.375%, 1/30/2034 (n)		238,000	241,080
Republic of Romania, 5.625%, 2/22/2036	EUR	282,000	303,147
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	259,781
United Mexican States, 7.5%, 6/03/2027	MXN	30,000,000	1,705,336
United Mexican States, 7.75%, 5/29/2031		75,600,000	4,178,430
United Mexican States, 6.338%, 5/04/2053		$274,000	270,328
United Mexican States, 3.771%, 5/24/2061		334,000	216,774
			$39,903,273
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$442,000	$471,289
Pioneer Natural Resources Co., 2.15%, 1/15/2031		329,000	276,801
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		437,000	462,161
			$1,210,251
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$275,346
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	387,695
BP Capital Markets B.V., 0.933%, 12/04/2040		180,000	126,723
Eni S.p.A., 3.875%, 1/15/2034		230,000	250,939
Exxon Mobil Corp., 1.408%, 6/26/2039		380,000	298,473
			$1,339,176
Financial Institutions – 1.3%
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	$253,827
Citycon Oyj, 3.625% to 9/10/2026, FLR (EUR ICE Swap Rate - 5yr. + 4.179%) to 9/10/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.429%) to 9/10/2046, FLR (EUR ICE Swap Rate - 5yr. + 5.179%) to 9/10/2172	EUR	240,000	185,131
Citycon Treasurey B.V., 6.5%, 3/08/2029		110,000	120,267
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$465,000	406,374
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	275,076
CTP N.V., 4.75%, 2/05/2030		100,000	109,234
Exor N.V., 3.75%, 2/14/2033		280,000	302,979
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$300,512	285,826
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	470,000	451,084
Grand City Properties S.A., 5.901% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2169		600,000	478,491
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$341,000	349,060
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		199,000	210,467
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		148,000	150,639
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		216,000	219,609
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	460,000	452,646
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172		1,370,000	339,946

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
VGP N.V., 1.5%, 4/08/2029	EUR	200,000	$180,687
			$4,771,343
Food & Beverages – 0.9%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	190,000	$179,708
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044		230,000	253,379
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	336,428
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	166,822
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	318,574
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		166,000	164,603
Carlsberg Breweries A.S., 4.25%, 10/05/2033	EUR	178,000	204,112
Constellation Brands, Inc., 2.25%, 8/01/2031		$169,000	139,592
JBS USA Food Co., 6.5%, 12/01/2052		194,000	191,692
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		341,000	301,938
Kraft Heinz Foods Co., 3.5%, 3/15/2029	EUR	250,000	270,990
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$396,000	334,440
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		356,000	308,332
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		223,000	193,050
			$3,363,660
Gaming & Lodging – 0.2%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	100,000	$111,615
Marriott International, Inc., 2.85%, 4/15/2031		$368,000	317,416
Sands China Ltd., 4.625%, 6/18/2030		426,000	390,694
			$819,725
Industrial – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$300,631
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	247,197
			$547,828
Insurance – 1.1%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$600,000	$491,170
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	330,000	410,400
Assicurazioni Generali S.p.A. , 3.547%, 1/15/2034		680,000	726,134
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	830,000	764,737
Corebridge Financial, Inc., 4.35%, 4/05/2042		$434,000	366,317
Equitable Holdings, Inc., 5.594%, 1/11/2033		30,000	30,314
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	266,119
Lincoln National Corp. , 5.852%, 3/15/2034		$485,000	478,774
NN Group N.V., 6.375% to 3/12/2031, FLR (EUR ICE Swap Rate - 5yr. + 3.85%) to 9/12/2172	EUR	210,000	227,351
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		$366,000	368,498
			$4,129,814
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$258,000	$250,974
Insurance - Property & Casualty – 0.8%
American International Group, Inc., 5.125%, 3/27/2033		$329,000	$327,168
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		369,000	283,523
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		195,000	209,697
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		262,000	297,457
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	760,000	548,347
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$322,000	328,473
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	441,075
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$416,000	419,439
			$2,855,179

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.7%
Belfius Bank S.A. (Kingdom of Belgium), 3.75%, 1/22/2029	EUR	200,000	$215,019
Belfius Bank S.A. (Kingdom of Belgium), 4.875% to 6/11/2030, FLR (EUR Swap Rate - 5yr. + 2.2%) to 6/11/2035		200,000	218,079
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		80,000	85,974
Enbw International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		180,000	203,950
La Banque Postale (Republic of France), 3.5%, 6/13/2030		300,000	324,319
Landsbankinn hf. (Republic of Iceland), 5%, 5/13/2028		130,000	142,030
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		280,000	261,007
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$438,000	452,331
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	130,000	141,001
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	256,402
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	280,000	268,016
			$2,568,128
International Market Sovereign – 10.7%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	5,325,000	$3,107,368
Commonwealth of Australia, 2.75%, 5/21/2041		901,000	480,087
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	183,744
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	688,792
Government of Canada, 1.25%, 6/01/2030	CAD	1,520,000	986,735
Government of Japan, 0.3%, 12/20/2039	JPY	654,000,000	3,755,208
Government of Japan, 2.3%, 3/20/2040		65,000,000	495,555
Government of Japan, 1.7%, 6/20/2044		370,350,000	2,533,220
Government of Japan, 0.4%, 3/20/2050		353,500,000	1,706,015
Government of Japan, 0.7%, 12/20/2051		251,000,000	1,283,204
Government of New Zealand, 3.5%, 4/14/2033	NZD	624,000	344,076
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	1,188,000	1,302,304
Kingdom of Belgium, 0.4%, 6/22/2040		1,218,000	857,805
Kingdom of Spain, 3.15%, 4/30/2033		1,772,000	1,924,524
Kingdom of Spain, 3.25%, 4/30/2034		1,081,000	1,175,543
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,956,000	3,341,225
Kingdom of Spain, 4%, 10/31/2054		613,000	686,056
Republic of Finland, 2.95%, 4/15/2055 (n)		575,000	617,720
Republic of Iceland, 2.5%, 4/15/2024	ISK	70,000,000	498,590
Republic of Italy, 4.1%, 2/01/2029	EUR	7,523,000	8,444,812
Republic of Italy, 1.45%, 3/01/2036		1,065,000	896,191
Republic of Italy, 4.15%, 10/01/2039 (n)		655,000	718,692
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	3,581,000	3,639,306
United Kingdom Treasury, 1.75%, 9/07/2037		432,000	412,644
United Kingdom Treasury, 1.25%, 10/22/2041		505,000	399,577
			$40,478,993
Local Authorities – 0.1%
EnBW Energie Baden-Wuerttemberg AG, 5.25%, 1/23/2084	EUR	100,000	$110,286
Province of British Columbia, 2.95%, 6/18/2050	CAD	300,000	173,768
			$284,054
Machinery & Tools – 0.3%
AGCO Corp. , 5.8%, 3/21/2034		$196,000	$198,447
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		495,000	500,529
CNH Industrial Capital LLC, 5.5%, 1/12/2029		317,000	321,541
			$1,020,517
Major Banks – 2.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$406,000	$406,384
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		394,000	333,501
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		177,000	183,817
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		735,000	611,321
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		455,000	471,708
Danske Bank A.S., 1.549%, 9/10/2027 (n)		332,000	302,700

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		$349,000	$334,708
HSBC Holdings PLC, 4.599%, 3/22/2035	EUR	190,000	206,615
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		$282,000	281,028
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		469,000	382,113
JPMorgan Chase & Co. , 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	250,000	272,874
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031		250,000	283,414
mBank S.A., 8.375% to 9/11/2026, FLR (EURIBOR - 3mo. + 4.901%) to 9/11/2027		300,000	343,625
Morgan Stanley, 3.125%, 7/27/2026		$355,000	339,554
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	240,286
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		189,000	189,586
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	330,000	360,995
National Bank of Greece S.A., 5.875% to 6/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.154%) to 6/28/2035		200,000	217,443
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$198,000	198,226
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		235,000	237,140
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		650,000	531,004
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	280,000	306,336
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)		$231,000	250,283
Unicaja Bano S.A., 5.5%, 6/22/2034	EUR	300,000	321,408
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$590,000	561,926
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	600,000	656,922
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$358,000	310,611
			$9,135,528
Medical & Health Technology & Services – 0.4%
CVS Health Corp., 5.625%, 2/21/2053		$235,000	$230,785
HCA, Inc., 5.125%, 6/15/2039		177,000	167,046
IQVIA Holdings, Inc., 6.25%, 2/01/2029		270,000	280,348
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	403,085
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	319,807
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	360,000	279,592
			$1,680,663
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	280,000	$304,495
Metals & Mining – 0.1%
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	190,000	$205,619
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$104,000	88,864
			$294,483
Midstream – 0.8%
Columbia Pipelines Operating Co. LLC, 5.927%, 8/15/2030 (n)		$266,000	$272,908
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		208,000	215,497
Enbridge, Inc., 5.7%, 3/08/2033		182,000	186,396
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		304,000	330,307
Energy Transfer LP, 5.55%, 2/15/2028		133,000	134,885
Energy Transfer LP, 5.95%, 5/15/2054		254,000	253,478
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		306,000	298,744
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		465,493	400,166
Targa Resources Corp., 4.2%, 2/01/2033		136,000	123,991
Targa Resources Corp., 4.95%, 4/15/2052		275,000	240,938
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		363,000	322,779
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		117,000	126,110
			$2,906,199
Mortgage-Backed – 6.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,229,774	$2,174,886
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		736,276	734,103
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		60,970	62,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	$98,995	$102,308
Fannie Mae, 4%, 11/01/2040 - 12/01/2040	523,574	493,504
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,202,247	1,095,334
Fannie Mae, UMBS, 2%, 3/01/2037 - 2/01/2052	1,034,217	829,350
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2052	2,405,478	1,996,958
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052	397,788	343,855
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	555,795	561,010
Fannie Mae, UMBS, 3.5%, 6/01/2053	571,899	512,009
Fannie Mae, UMBS, 5.5%, 8/01/2053 - 11/01/2053	299,708	298,332
Fannie Mae, UMBS, 6.5%, 12/01/2053	74,096	75,699
Freddie Mac, 4%, 7/01/2025	7,914	7,817
Freddie Mac, 1.366%, 3/25/2027 (i)	809,000	29,338
Freddie Mac, 3.286%, 11/25/2027	1,303,000	1,244,379
Freddie Mac, 3.9%, 4/25/2028	400,000	388,980
Freddie Mac, 5.964%, 3/25/2029	369,978	370,047
Freddie Mac, 5.954%, 7/25/2029 - 9/25/2029	1,065,101	1,065,329
Freddie Mac, 1.799%, 4/25/2030 (i)	1,420,926	130,271
Freddie Mac, 1.868%, 4/25/2030 (i)	1,365,340	128,165
Freddie Mac, 1.666%, 5/25/2030 (i)	1,747,943	151,390
Freddie Mac, 1.797%, 5/25/2030 (i)	3,920,368	360,748
Freddie Mac, 1.341%, 6/25/2030 (i)	1,615,349	112,560
Freddie Mac, 1.599%, 8/25/2030 (i)	1,436,842	121,648
Freddie Mac, 1.169%, 9/25/2030 (i)	905,456	57,175
Freddie Mac, 1.08%, 11/25/2030 (i)	1,823,916	109,013
Freddie Mac, 4.94%, 11/25/2030	480,572	486,508
Freddie Mac, 0.326%, 1/25/2031 (i)	6,706,587	114,053
Freddie Mac, 0.514%, 3/25/2031 (i)	8,117,992	227,546
Freddie Mac, 0.937%, 7/25/2031 (i)	1,499,257	86,565
Freddie Mac, 0.536%, 9/25/2031 (i)	6,201,367	202,940
Freddie Mac, 0.855%, 9/25/2031 (i)	1,902,494	97,197
Freddie Mac, 0.568%, 12/25/2031 (i)	1,517,361	53,719
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	15,048	15,329
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	207,389	208,044
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	427,909	420,109
Freddie Mac, 3%, 11/25/2063	243,587	202,900
Freddie Mac, UMBS, 2%, 7/01/2038 - 2/01/2052	2,267,030	1,812,943
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	736,023	669,969
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	1,657,037	1,427,870
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 1/01/2053	1,483,172	1,227,878
Freddie Mac, UMBS, 4%, 5/01/2052	44,513	41,558
Freddie Mac, UMBS, 6%, 11/01/2052	77,752	78,720
Freddie Mac, UMBS, 6.5%, 8/01/2053	99,761	101,919
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	96,573	95,576
Ginnie Mae, 3.5%, 6/20/2043	395,298	367,381
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	1,195,822	1,018,932
Ginnie Mae, 2%, 1/20/2052	343,898	281,850
Ginnie Mae, 3%, 6/20/2052 - 11/20/2052	316,321	278,887
Ginnie Mae, 4%, 8/20/2052	138,762	129,816
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053	234,018	233,864
Ginnie Mae, 6.474%, 3/20/2064	350,000	350,000
Ginnie Mae, TBA, 6.5%, 5/01/2054	125,000	126,962
Ginnie Mae, TBA, 6%, 5/15/2054	175,000	176,386
Ginnie Mae, TBA, 3%, 5/20/2054	100,000	88,259
UMBS, TBA, 2%, 4/16/2039 - 5/13/2054	1,325,000	1,075,103
UMBS, TBA, 2.5%, 4/11/2054 - 5/15/2054	425,000	351,519
UMBS, TBA, 3.5%, 4/11/2054 - 5/25/2054	575,000	514,726
		$26,121,474

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$265,000	$260,783
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		670,000	596,112
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		660,000	631,052
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		510,000	508,193
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	392,867
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		445,000	428,283
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	249,032
			$3,066,322
Natural Gas - Distribution – 0.1%
ENGIE Energía Chile S.A., 3.875%, 12/06/2033	EUR	100,000	$110,600
ENGIE S.A., 3.875%, 3/06/2036		200,000	219,809
ENGIE S.A., 4.5%, 9/06/2042		200,000	229,030
			$559,439
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	340,000	$319,439
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	770,000	702,932
			$1,022,371
Oils – 0.2%
Neste Oyj, 3.875%, 5/21/2031	EUR	110,000	$121,468
Puma International Financing S.A., 5%, 1/24/2026		$223,000	216,166
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		325,000	333,446
			$671,080
Other Banks & Diversified Financials – 2.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$600,000	$625,479
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		200,000	200,560
Alpha Bank, 4.25%, 2/13/2030	EUR	250,000	263,981
Banque Federative du Credit Mutuel S.A., 5%, 10/22/2029	GBP	300,000	381,682
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	300,000	320,855
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		200,000	218,499
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		$425,000	448,794
BPCE S.A., 4.5%, 3/15/2025 (n)		287,000	282,766
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		550,000	445,843
BPCE S.A., 4.125%, 3/08/2033	EUR	400,000	437,418
BPCE S.A., 4.25% to 1/11/2034, FLR (EURIBOR - 3mo. + 1.85%) to 1/11/2035		400,000	443,193
CaixaBank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		300,000	338,660
Commerzbank AG, 4.625%, 1/17/2031		100,000	110,539
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		200,000	216,560
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	383,458
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	313,233
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$433,000	466,411
KBC Group N.V., 3.75%, 3/27/2032	EUR	300,000	326,901
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	100,000	127,099
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$133,000	132,679
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		253,000	264,687
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		366,000	352,642
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		168,000	168,725
Virgin Money UK PLC, 11% to 6/08/2029, FLR (GBP Government Yield - 5yr. + 6.993%) to 6/08/2172	GBP	400,000	567,232
			$7,837,896
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$184,000	$187,616
AbbVie, Inc., 5.4%, 3/15/2054		231,000	237,767
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		409,000	418,206
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		152,000	155,560
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		187,000	192,308

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$365,000	$378,269
			$1,569,726
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$166,710
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		167,000	171,144
Waste Management, Inc., 4.625%, 2/15/2033		382,000	373,927
			$711,781
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$335,000	$336,441
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.65%, 2/01/2026		$307,000	$295,807
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		156,000	146,678
Corporate Office Property LP, REIT, 2%, 1/15/2029		333,000	279,188
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		171,000	141,063
			$862,736
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$452,000	$377,763
Lexington Realty Trust Co., 2.7%, 9/15/2030		380,000	317,375
			$695,138
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	$402,511
STORE Capital Corp., REIT, 2.7%, 12/01/2031		70,000	55,080
WEA Finance LLC, 2.875%, 1/15/2027 (n)		470,000	429,825
			$887,416
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	100,000	$108,443
Home Depot, Inc., 4.875%, 2/15/2044		$159,000	150,959
Home Depot, Inc., 3.625%, 4/15/2052		177,000	135,185
			$394,587
Specialty Chemicals – 0.2%
Covestro AG, 1.375%, 6/12/2030	EUR	370,000	$355,941
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$241,000	213,698
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		264,000	203,830
			$773,469
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$219,000	$186,850
DICK'S Sporting Goods, 4.1%, 1/15/2052		317,000	229,751
Richemont International S.A., 1.5%, 3/26/2030	EUR	370,000	365,249
			$781,850
Supranational – 1.9%
European Financial Stability Facility, 3%, 9/04/2034	EUR	1,231,000	$1,348,522
European Investment Bank, 3%, 2/15/2039		850,000	918,042
European Union, 1.625%, 12/04/2029		2,250,000	2,290,069
European Union, 3.25%, 7/04/2034		1,123,000	1,251,631
European Union, 2.625%, 2/04/2048		620,000	608,984
European Union, 3%, 3/04/2053		910,000	934,883
			$7,352,131

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
American Tower Corp. , 5.45%, 2/15/2034		$514,000	$514,838
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	200,000	187,120
Rogers Communications, Inc., 3.8%, 3/15/2032		$413,000	371,162
T-Mobile USA, Inc., 3.875%, 4/15/2030		144,000	134,897
T-Mobile USA, Inc., 5.75%, 1/15/2034		133,000	138,503
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	320,927
Vodafone Group PLC, 5.625%, 2/10/2053		$287,000	285,231
			$1,952,678
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	672,000	$432,758
Transportation - Services – 0.9%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	370,000	$426,637
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033		170,000	195,622
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		225,000	253,076
Autostrade per l'Italia S.p.A., 4.625%, 2/28/2036		430,000	468,633
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$256,000	258,987
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		218,000	225,160
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	240,000	306,554
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	150,000	163,892
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		180,000	202,645
Triton International Ltd., 3.15%, 6/15/2031 (n)		$440,000	354,737
United Parcel Service, 5.05%, 3/03/2053		448,000	439,873
			$3,295,816
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$7,985	$7,850
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$2,409,000	$2,223,338
U.S. Treasury Bonds, 4.375%, 8/15/2043 (f)		214,000	211,459
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		1,311,000	1,399,492
U.S. Treasury Notes, 4.875%, 10/31/2030 (f)		887,000	919,258
			$4,753,547
Utilities - Electric Power – 2.0%
Adani Electricity Mumbai Ltd. , 3.949%, 2/12/2030 (n)		$422,000	$358,773
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		126,000	125,318
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	86,098
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	89,786
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	65,779
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	621,603
Duke Energy Florida LLC, 6.2%, 11/15/2053		$244,000	269,007
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	400,000	527,257
Enel Americas S.A., 4%, 10/25/2026		$855,000	821,300
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		430,000	348,125
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	380,000	412,692
Enel Finance International N.V., 4.5%, 2/20/2043		140,000	157,790
EPH Financing International A.S., 6.651%, 11/13/2028		486,000	540,695
Eversource Energy, 5.5%, 1/01/2034		$253,000	253,028
Georgia Power Co., 4.95%, 5/17/2033		322,000	317,484
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		184,000	152,887
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		422,000	409,062
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	350,000	281,890
National Grid PLC, 4.275%, 1/16/2035	EUR	230,000	255,726
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$179,000	184,455
Pacific Gas & Electric Co., 6.4%, 6/15/2033		180,000	189,529
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		421,000	416,173

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
SSE PLC, 4%, 9/05/2031	EUR	110,000	$122,686
Xcel Energy, Inc., 5.5%, 3/15/2034		$394,000	391,788
			$7,398,931
Utilities - Gas – 0.2%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	270,000	$267,148
EP Infrastructure A.S., 2.045%, 10/09/2028		680,000	634,902
			$902,050
Utilities - Other – 0.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$413,000	$437,378
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	220,000	238,262
			$675,640
Total Bonds			$227,871,186
Common Stocks – 35.0%
Aerospace & Defense – 0.7%
General Dynamics Corp.		5,192	$1,466,688
Honeywell International, Inc.		2,841	583,115
L3Harris Technologies, Inc.		2,599	553,847
			$2,603,650
Airlines – 0.1%
Air Canada (a)		15,862	$229,636
Alcoholic Beverages – 0.7%
Ambev S.A.		121,300	$302,077
Diageo PLC		27,778	1,025,680
Heineken N.V.		5,332	513,922
Kirin Holdings Co. Ltd.		29,300	406,073
Pernod Ricard S.A.		2,584	418,023
			$2,665,775
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.		4,989	$760,645
Automotive – 1.0%
Aptiv PLC (a)		9,298	$740,586
Bridgestone Corp.		7,500	329,766
Compagnie Generale des Etablissements Michelin		15,512	594,431
Lear Corp.		4,381	634,719
LKQ Corp. (f)		17,856	953,689
Stellantis N.V.		14,344	407,690
			$3,660,881
Biotechnology – 0.0%
Biogen, Inc. (a)		391	$84,311
Broadcasting – 0.5%
Omnicom Group, Inc. (f)		18,917	$1,830,409
Brokerage & Asset Managers – 1.0%
Bank of New York Mellon Corp.		13,872	$799,305
Cboe Global Markets, Inc.		2,867	526,754
Charles Schwab Corp. (f)		28,145	2,036,009
CME Group, Inc.		1,918	412,926
			$3,774,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 1.2%
Accenture PLC, “A”	2,312	$801,362
CGI, Inc. (a)	4,529	499,660
Experian PLC	12,199	531,811
Fidelity National Information Services, Inc.	6,739	499,899
Fiserv, Inc. (a)(f)	5,866	937,504
SCSK Corp.	5,700	106,842
Secom Co. Ltd.	12,300	890,527
TriNet Group, Inc.	1,284	170,117
Verisk Analytics, Inc., “A”	726	171,140
		$4,608,862
Cable TV – 0.7%
Comcast Corp., “A” (f)	60,440	$2,620,074
Chemicals – 0.3%
Nutrien Ltd.	5,640	$306,410
PPG Industries, Inc.	6,492	940,691
		$1,247,101
Computer Software – 0.6%
Dun & Bradstreet Holdings, Inc.	60,014	$602,541
Microsoft Corp. (f)	3,868	1,627,345
		$2,229,886
Computer Software - Systems – 1.7%
Amadeus IT Group S.A.	5,975	$383,158
Cap Gemini S.A.	4,479	1,030,701
Fujitsu Ltd.	53,000	871,780
Hitachi Ltd.	15,000	1,377,824
Hon Hai Precision Industry Co. Ltd.	236,000	1,106,129
Samsung Electronics Co. Ltd.	27,374	1,675,482
		$6,445,074
Construction – 1.2%
Anhui Conch Cement Co. Ltd.	107,000	$222,561
Compagnie de Saint-Gobain S.A.	8,657	671,798
Heidelberg Materials AG	5,146	566,002
Masco Corp.	24,568	1,937,924
Stanley Black & Decker, Inc.	3,727	364,985
Techtronic Industries Co. Ltd.	45,500	616,789
Zhejiang Supor Co. Ltd., “A”	14,900	119,984
		$4,500,043
Consumer Products – 0.9%
Colgate-Palmolive Co. (f)	9,443	$850,342
Kenvue, Inc.	35,354	758,697
Kimberly-Clark Corp. (f)	9,846	1,273,580
Reckitt Benckiser Group PLC	10,374	590,781
		$3,473,400
Electrical Equipment – 1.2%
Johnson Controls International PLC	25,512	$1,666,444
Legrand S.A.	5,251	556,420
Mitsubishi Electric Corp.	39,700	658,782
Schneider Electric SE	8,022	1,814,423
		$4,696,069

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.4%
Analog Devices, Inc.	1,015	$200,757
Intel Corp.	21,990	971,298
Kyocera Corp.	57,200	764,216
Lam Research Corp.	623	605,288
Novatek Microelectronics Corp.	18,000	339,713
NVIDIA Corp.	416	375,881
NXP Semiconductors N.V.	5,487	1,359,514
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,868	798,341
		$5,415,008
Energy - Independent – 1.3%
ConocoPhillips (f)	13,138	$1,672,205
Hess Corp.	7,088	1,081,912
Phillips 66	8,068	1,317,827
Pioneer Natural Resources Co.	1,457	382,463
Valero Energy Corp.	3,626	618,922
		$5,073,329
Energy - Integrated – 1.5%
Aker BP ASA	6,764	$169,043
Eni S.p.A.	115,339	1,822,702
Exxon Mobil Corp.	1,864	216,671
Harbour Energy PLC	31,578	109,923
LUKOIL PJSC (a)(u)	1,414	0
PetroChina Co. Ltd.	896,000	765,851
Suncor Energy, Inc.	35,053	1,293,640
TotalEnergies SE	18,200	1,246,238
		$5,624,068
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	7,524	$297,886
Food & Beverages – 0.6%
Danone S.A.	10,083	$651,486
General Mills, Inc. (f)	16,728	1,170,458
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	37,600	145,147
Nomad Foods Ltd.	2,249	43,990
WH Group Ltd.	123,500	81,419
		$2,092,500
Food & Drug Stores – 0.5%
Tesco PLC	455,556	$1,705,390
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	4,153	$116,371
Ryman Hospitality Properties, Inc., REIT	1,856	214,572
		$330,943
Health Maintenance Organizations – 0.7%
Cigna Group (f)	7,402	$2,688,332
Insurance – 2.2%
Aon PLC (s)	5,169	$1,724,999
China Pacific Insurance Co. Ltd.	49,600	86,818
Chubb Ltd.	4,988	1,292,540
Corebridge Financial, Inc.	20,142	578,680
DB Insurance Co. Ltd.	1,952	137,311
Equitable Holdings, Inc.	24,820	943,408
Hartford Financial Services Group, Inc.	3,469	357,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Manulife Financial Corp.	53,034	$1,324,529
MetLife, Inc.	7,117	527,441
Samsung Fire & Marine Insurance Co. Ltd.	1,043	237,072
Travelers Cos., Inc.	659	151,662
Willis Towers Watson PLC	4,010	1,102,750
		$8,464,690
Internet – 0.3%
Alphabet, Inc., “A” (a)	6,247	$942,860
Machinery & Tools – 1.0%
Eaton Corp. PLC	4,960	$1,550,893
Ingersoll Rand, Inc.	1,997	189,615
Kubota Corp.	33,000	519,699
Regal Rexnord Corp.	5,231	942,103
Volvo Group (l)	21,965	595,296
		$3,797,606
Major Banks – 3.7%
ABN AMRO Group N.V., GDR	34,272	$586,043
Bank of America Corp.	44,597	1,691,118
BNP Paribas	21,773	1,547,038
DBS Group Holdings Ltd.	30,500	813,860
Erste Group Bank AG	4,104	182,860
Goldman Sachs Group, Inc.	4,792	2,001,571
JPMorgan Chase & Co. (f)	10,088	2,020,626
Mitsubishi UFJ Financial Group, Inc.	138,700	1,426,582
NatWest Group PLC	417,914	1,400,433
UBS Group AG	81,108	2,494,801
		$14,164,932
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	1,739	$584,217
McKesson Corp.	1,404	753,737
		$1,337,954
Medical Equipment – 0.5%
Becton, Dickinson and Co.	3,203	$792,582
Boston Scientific Corp. (a)(f)	3,802	260,399
Medtronic PLC	11,251	980,525
		$2,033,506
Metals & Mining – 0.9%
Fortescue Ltd.	34,904	$584,551
Glencore PLC	142,089	780,657
Rio Tinto PLC	19,191	1,215,214
Toyota Tsusho Corp.	5,200	352,609
Vale S.A.	23,700	287,449
		$3,220,480
Other Banks & Diversified Financials – 0.9%
China Construction Bank Corp.	331,000	$199,609
Julius Baer Group Ltd.	11,949	690,030
KB Financial Group, Inc.	2,757	142,330
M&T Bank Corp.	1,553	225,868
Northern Trust Corp.	11,939	1,061,616
Popular, Inc.	1,433	126,233
Sberbank of Russia PJSC (a)(u)	137,348	0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	20,960	$817,021
		$3,262,707
Pharmaceuticals – 2.5%
AbbVie, Inc.	7,543	$1,373,580
Bayer AG	9,059	277,855
Johnson & Johnson (f)	13,895	2,198,050
Merck & Co., Inc.	1,502	198,189
Novartis AG	5,577	540,292
Organon & Co. (f)	40,993	770,668
Pfizer, Inc. (f)	44,334	1,230,269
Roche Holding AG	9,051	2,305,278
Sanofi	6,893	676,425
Santen Pharmaceutical Co. Ltd.	4,700	47,705
		$9,618,311
Printing & Publishing – 0.3%
RELX PLC	9,170	$397,206
Wolters Kluwer N.V.	3,773	591,037
		$988,243
Railroad & Shipping – 0.3%
Union Pacific Corp.	4,106	$1,009,789
Real Estate – 0.1%
Brixmor Property Group, Inc., REIT	7,870	$184,551
Highwoods Properties, Inc., REIT	3,453	90,400
NNN REIT, Inc.	4,274	182,671
		$457,622
Restaurants – 0.2%
Pluxee N.V. (a)	5,957	$176,092
Sodexo	8,054	690,606
		$866,698
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	5,529	$412,656
Axalta Coating Systems Ltd. (a)	13,286	456,905
Chemours Co.	3,665	96,243
Nitto Denko Corp.	3,000	273,088
		$1,238,892
Specialty Stores – 0.4%
Home Depot, Inc. (f)	1,080	$414,288
NEXT PLC	2,006	233,743
PDD Holdings, Inc., ADR (a)	761	88,466
Ross Stores, Inc.	1,542	226,304
Target Corp.	3,848	681,904
		$1,644,705
Telecommunications - Wireless – 0.6%
KDDI Corp.	40,100	$1,187,265
T-Mobile USA, Inc. (f)	6,674	1,089,330
		$2,276,595
Telephone Services – 0.1%
Hellenic Telecommunications Organization S.A.	19,232	$283,631
Quebecor, Inc., “B”	12,752	279,508
		$563,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.7%
Altria Group, Inc.	2,762	$120,479
British American Tobacco PLC	29,855	906,617
Japan Tobacco, Inc.	22,200	594,522
Philip Morris International, Inc. (f)	9,423	863,335
		$2,484,953
Utilities - Electric Power – 1.4%
CLP Holdings Ltd.	10,000	$79,661
Duke Energy Corp.	5,898	570,396
E.ON SE	60,067	834,990
Edison International	11,301	799,320
Iberdrola S.A.	68,582	850,511
National Grid PLC	64,059	861,883
PG&E Corp.	60,120	1,007,611
Vistra Corp.	2,925	203,726
Xcel Energy, Inc.	2,205	118,519
		$5,326,617
Total Common Stocks		$132,358,565
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	14,409	$1,158,113
Metals & Mining – 0.1%
Gerdau S.A.	85,140	$376,861
Total Preferred Stocks		$1,534,974
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)	$97,000	$97,436
Investment Companies (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	16,853,318	$16,856,689
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.2%
Market Index Securities – 0.2%
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3%	Call	Merrill Lynch International	$ 21,575,506	EUR 18,550,000	$58,577
iTraxx Europe Crossover Series 40 Index Credit Default Swap – Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – May 2024 @ 3.5%	Call	Barclays Bank PLC	5,292,105	4,550,000	78,175
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	7,513,419	137	38,281
S&P 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	4,728,915	9	19,440
S&P 500 Index – February 2025 @ $4,850	Put	Goldman Sachs International	21,017,400	40	490,800
S&P 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	4,728,915	9	34,200
S&P 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	4,728,915	9	47,070
Total Purchased Options					$766,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34% (j)	621,704	$621,704
Written Options (see table below) – (0.1)%		$(195,600)

Other Assets, Less Liabilities – (0.3)%		(1,411,473)
Net Assets – 100.0%		$378,500,024
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,856,689 and $363,250,408, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,556,992, representing 11.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 3/31/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(40)	$(21,017,400)	$4,100.00	February – 2025	$(195,600)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
COP	1,093,226,617	USD	271,550	Barclays Bank PLC	4/17/2024	$10,512
EUR	3,054,057	USD	3,295,346	HSBC Bank	4/19/2024	1,619
EUR	317,711	USD	342,895	UBS AG	4/19/2024	85
KRW	1,402,475,805	USD	1,042,919	Citibank N.A.	6/28/2024	3,752
MXN	27,591,970	USD	1,573,340	Deutsche Bank AG	4/19/2024	82,009
PEN	549,565	USD	146,648	Citibank N.A.	4/29/2024	1,006
USD	1,634,637	AUD	2,429,224	HSBC Bank	4/19/2024	50,915
USD	2,191,798	AUD	3,355,000	HSBC Bank	5/21/2024	2,499
USD	594,271	AUD	905,683	JPMorgan Chase Bank N.A.	4/19/2024	3,815
USD	1,307,372	AUD	1,963,328	State Street Bank Corp.	4/19/2024	27,388
USD	17,208,563	AUD	26,124,767	State Street Bank Corp.	5/21/2024	160,895
USD	158,823	BRL	789,376	Barclays Bank PLC	5/03/2024	1,922
USD	406,005	BRL	2,031,000	Goldman Sachs International	5/21/2024	2,911
USD	188,841	CAD	253,592	Brown Brothers Harriman	4/19/2024	1,576
USD	1,767,146	CAD	2,385,830	Morgan Stanley Capital Services, Inc.	5/21/2024	4,555
USD	293,469	CAD	395,471	State Street Bank Corp.	4/19/2024	1,435
USD	120,558	CHF	102,089	Morgan Stanley Capital Services, Inc.	4/19/2024	7,158
USD	15,507,205	CHF	13,516,692	State Street Bank Corp.	5/21/2024	439,606
USD	1,345,700	CNH	9,662,432	JPMorgan Chase Bank N.A.	4/19/2024	14,655
USD	19,472,310	CNY	138,296,675	Barclays Bank PLC	5/21/2024	244,106
USD	334,575	CZK	7,843,822	Barclays Bank PLC	5/21/2024	184
USD	1,621,631	CZK	36,555,822	BNP Paribas S.A.	4/19/2024	63,215
USD	584,445	CZK	13,460,711	Brown Brothers Harriman	4/19/2024	10,599
USD	589,636	CZK	13,469,490	Deutsche Bank AG	4/19/2024	15,417
USD	1,982,356	CZK	44,679,338	Merrill Lynch International	4/19/2024	77,626
USD	481,296	DKK	3,297,301	State Street Bank Corp.	5/21/2024	3,232

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,229,618	EUR	2,054,096	Brown Brothers Harriman	4/19/2024	$12,148
USD	409,560	EUR	375,410	Citibank N.A.	4/19/2024	4,291
USD	11,231,431	EUR	10,300,795	Deutsche Bank AG	4/19/2024	111,350
USD	50,467,792	EUR	46,480,800	Deutsche Bank AG	5/21/2024	226,229
USD	3,338,082	EUR	3,056,346	HSBC Bank	4/19/2024	38,646
USD	4,146,977	EUR	3,812,573	JPMorgan Chase Bank N.A.	4/19/2024	31,165
USD	301,824	EUR	279,386	Merrill Lynch International	4/19/2024	217
USD	641,479	EUR	588,358	Morgan Stanley Capital Services, Inc.	4/19/2024	6,325
USD	9,406,001	EUR	8,663,000	Morgan Stanley Capital Services, Inc.	5/21/2024	42,077
USD	325,928	EUR	298,745	NatWest Markets PLC	4/19/2024	3,421
USD	9,640,791	EUR	8,861,814	State Street Bank Corp.	4/19/2024	74,142
USD	5,544,657	EUR	5,092,069	UBS AG	4/19/2024	47,584
USD	4,998,619	GBP	3,951,052	BNP Paribas S.A.	4/19/2024	11,363
USD	235,556	GBP	184,370	Brown Brothers Harriman	4/19/2024	2,832
USD	518,652	GBP	408,765	HSBC Bank	4/19/2024	2,685
USD	555,828	GBP	440,000	HSBC Bank	5/21/2024	335
USD	236,144	GBP	186,326	Morgan Stanley Capital Services, Inc.	4/19/2024	952
USD	555,003	GBP	436,882	State Street Bank Corp.	4/19/2024	3,544
USD	857,227	GBP	674,603	UBS AG	4/19/2024	5,703
USD	1,020,115	IDR	16,018,869,000	Citibank N.A.	5/21/2024	11,168
USD	361,415	ILS	1,321,342	BNP Paribas S.A.	5/21/2024	1,326
USD	1,526,211	JPY	223,660,483	Brown Brothers Harriman	4/19/2024	44,900
USD	236,847	JPY	34,860,047	Citibank N.A.	4/19/2024	5,968
USD	34,559,348	JPY	5,125,844,490	HSBC Bank	5/21/2024	441,785
USD	728,172	JPY	107,459,422	JPMorgan Chase Bank N.A.	4/19/2024	16,464
USD	314,183	JPY	45,103,004	Merrill Lynch International	4/19/2024	15,464
USD	594,365	JPY	88,757,777	Morgan Stanley Capital Services, Inc.	4/19/2024	6,519
USD	3,102,929	JPY	453,769,966	State Street Bank Corp.	4/19/2024	97,594
USD	149,748	JPY	22,593,269	UBS AG	4/19/2024	112
USD	116,065	KRW	151,590,736	Barclays Bank PLC	4/04/2024	3,451
USD	2,377,449	KRW	3,156,538,970	Citibank N.A.	5/21/2024	26,497
USD	8,177,665	KRW	10,875,067,843	JPMorgan Chase Bank N.A.	4/26/2024	88,829
USD	802,137	KRW	1,065,960,000	Morgan Stanley Capital Services, Inc.	4/04/2024	10,252
USD	1,331,511	KRW	1,767,380,545	Morgan Stanley Capital Services, Inc.	5/21/2024	15,187
USD	313,002	NOK	3,373,000	HSBC Bank	5/21/2024	1,942
USD	8,015,770	NZD	13,013,373	HSBC Bank	4/19/2024	240,798
USD	633,617	NZD	1,056,000	HSBC Bank	5/21/2024	2,673
USD	593,414	NZD	971,656	JPMorgan Chase Bank N.A.	4/19/2024	12,889
USD	1,238,953	NZD	2,007,032	Morgan Stanley Capital Services, Inc.	5/21/2024	39,782
USD	389,455	PLN	1,555,778	UBS AG	5/21/2024	125
USD	186,256	RON	857,000	Barclays Bank PLC	5/21/2024	366
USD	484,606	SEK	5,132,000	HSBC Bank	5/21/2024	4,218
USD	567,227	SGD	758,722	State Street Bank Corp.	5/21/2024	4,056
USD	2,954,445	THB	105,425,687	Barclays Bank PLC	4/03/2024	64,827
USD	1,841,462	THB	67,026,590	JPMorgan Chase Bank N.A.	4/03/2024	4,326
						$3,019,219
Liability Derivatives
AUD	1,236,244	USD	832,040	UBS AG	4/19/2024	$(26,076)
CAD	1,045,021	USD	773,516	HSBC Bank	4/19/2024	(1,824)
CAD	4,478,427	USD	3,328,635	UBS AG	4/19/2024	(21,558)
CHF	1,245,435	USD	1,479,358	UBS AG	4/19/2024	(95,936)
CLP	98,837,007	USD	106,501	Barclays Bank PLC	4/12/2024	(5,652)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CNH	110,379,049	USD	15,487,840	State Street Bank Corp.	4/19/2024	$(282,607)
CNH	2,231,083	USD	307,917	UBS AG	4/19/2024	(575)
DKK	3,499,358	USD	512,783	State Street Bank Corp.	4/19/2024	(6,242)
EUR	4,187,883	USD	4,557,839	Barclays Bank PLC	4/19/2024	(36,868)
EUR	2,220,691	USD	2,413,554	Deutsche Bank AG	4/19/2024	(16,238)
EUR	654,869	USD	710,430	Goldman Sachs International	4/19/2024	(3,475)
EUR	1,389,099	USD	1,511,368	HSBC Bank	4/19/2024	(11,785)
EUR	6,272,000	USD	6,799,964	HSBC Bank	5/21/2024	(20,496)
EUR	2,738,316	USD	3,002,723	JPMorgan Chase Bank N.A.	4/19/2024	(46,611)
EUR	1,704,388	USD	1,856,823	Merrill Lynch International	4/19/2024	(16,874)
EUR	63,241	USD	68,704	Morgan Stanley Capital Services, Inc.	4/19/2024	(433)
EUR	4,675,939	USD	5,091,902	State Street Bank Corp.	4/19/2024	(44,055)
EUR	4,866,499	USD	5,297,733	UBS AG	4/19/2024	(44,172)
GBP	366,350	USD	462,467	Deutsche Bank AG	4/19/2024	(38)
GBP	1,435,841	USD	1,819,982	HSBC Bank	4/19/2024	(7,578)
GBP	2,678,263	USD	3,410,006	JPMorgan Chase Bank N.A.	4/19/2024	(29,342)
GBP	298,457	USD	377,931	Merrill Lynch International	4/19/2024	(1,200)
GBP	110,736	USD	140,739	Morgan Stanley Capital Services, Inc.	4/19/2024	(962)
GBP	429,441	USD	546,065	UBS AG	4/19/2024	(3,998)
GBP	6,861,654	USD	8,679,375	UBS AG	5/21/2024	(16,651)
HUF	68,667,898	USD	196,971	BNP Paribas S.A.	4/19/2024	(9,064)
IDR	16,446,682,962	USD	1,043,108	Barclays Bank PLC	5/06/2024	(6,825)
JPY	238,692,888	USD	1,596,485	Deutsche Bank AG	4/19/2024	(15,614)
JPY	2,686,877,479	USD	18,513,756	HSBC Bank	4/19/2024	(718,467)
JPY	199,601,145	USD	1,341,209	JPMorgan Chase Bank N.A.	4/19/2024	(19,244)
JPY	147,062,696	USD	996,643	NatWest Markets PLC	4/19/2024	(22,641)
KRW	2,620,026,541	USD	1,973,090	Citibank N.A.	4/04/2024	(26,713)
NOK	6,149,534	USD	589,125	Deutsche Bank AG	4/19/2024	(22,453)
NOK	27,199,485	USD	2,617,938	State Street Bank Corp.	4/19/2024	(111,540)
NOK	176,708,623	USD	16,916,006	State Street Bank Corp.	5/21/2024	(619,866)
NZD	996,164	USD	607,512	HSBC Bank	4/19/2024	(12,344)
NZD	12,977,047	USD	8,003,103	State Street Bank Corp.	4/19/2024	(249,835)
PLN	1,104,719	USD	277,914	HSBC Bank	4/19/2024	(1,374)
PLN	1,350,212	USD	339,770	Merrill Lynch International	4/19/2024	(1,776)
SEK	9,528,388	USD	931,432	State Street Bank Corp.	4/19/2024	(40,693)
SEK	169,542,497	USD	16,427,549	State Street Bank Corp.	5/21/2024	(557,287)
SGD	715,723	USD	535,567	State Street Bank Corp.	4/19/2024	(5,081)
THB	105,425,688	USD	2,921,281	Barclays Bank PLC	4/03/2024	(31,662)
THB	67,026,590	USD	1,931,880	JPMorgan Chase Bank N.A.	4/03/2024	(94,744)
THB	67,026,590	USD	1,851,185	JPMorgan Chase Bank N.A.	6/28/2024	(1,018)
TWD	726,698	USD	23,421	Citibank N.A.	4/25/2024	(650)
USD	516,344	AUD	792,990	UBS AG	4/19/2024	(643)
USD	3,075,552	CAD	4,176,000	HSBC Bank	5/21/2024	(9,572)
USD	92,473	CAD	125,330	State Street Bank Corp.	4/19/2024	(76)
USD	3,152,816	CHF	2,840,000	HSBC Bank	5/21/2024	(13,046)
USD	289,436	COP	1,149,784,960	Citibank N.A.	5/21/2024	(5,614)
USD	1,651,484	EUR	1,532,757	Brown Brothers Harriman	4/19/2024	(3,182)
USD	583,212	EUR	542,978	HSBC Bank	4/19/2024	(2,952)
USD	429,638	EUR	398,656	JPMorgan Chase Bank N.A.	4/19/2024	(725)
USD	960,209	EUR	891,452	State Street Bank Corp.	4/19/2024	(2,146)
USD	493,897	EUR	458,571	UBS AG	4/19/2024	(1,147)
USD	1,038,348	KRW	1,402,475,805	Citibank N.A.	4/04/2024	(3,530)
USD	3,319,871	MXN	57,959,641	Barclays Bank PLC	4/19/2024	(157,352)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,161,870	MXN	20,223,205	Deutsche Bank AG	4/19/2024	$(51,398)
USD	684,398	MXN	11,854,487	Morgan Stanley Capital Services, Inc.	5/21/2024	(23,196)
USD	1,497,711	MXN	25,875,237	UBS AG	4/19/2024	(54,645)
USD	2,317,480	THB	83,959,978	Barclays Bank PLC	6/28/2024	(107)
						$(3,639,468)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index	Long	EUR	7	$3,544,885	June – 2024	$124,424
FTSE 100 Index	Long	GBP	58	5,847,590	June – 2024	3,842
FTSE MIB Index	Long	EUR	62	11,441,646	June – 2024	500,922
Hang Seng Index	Long	HKD	25	2,646,322	April – 2024	942
IBEX 35 Index	Long	EUR	34	4,059,512	April – 2024	293,796
Mini Ibovespa	Long	BRL	183	939,977	February – 2024	11,292
NSE IFSC NIFTY 50 Index	Long	USD	183	8,230,608	April – 2024	8,656
OMX 30 Index	Long	SEK	560	13,207,399	April – 2024	361,773
Topix Index	Long	JPY	53	9,698,111	June – 2024	267,451
						$1,573,098
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	362	$22,652,039	June – 2024	$64,601
Euro-Bobl 5 yr	Long	EUR	54	6,888,996	June – 2024	25,562
Euro-Buxl 30 yr	Long	EUR	11	1,611,586	June – 2024	28,910
Japan Government Bond 10 yr	Long	JPY	17	16,358,766	June – 2024	12,119
U.S. Treasury Bond 30 yr	Long	USD	50	6,021,875	June – 2024	85,761
U.S. Treasury Note 10 yr	Long	USD	98	10,858,094	June – 2024	67,901
U.S. Treasury Note 2 yr	Short	USD	43	8,792,828	June – 2024	4,410
U.S. Treasury Ultra Bond 30 yr	Long	USD	3	387,000	June – 2024	5,543
						$294,807
						$1,867,905
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,555	$7,986,524	April – 2024	$(354,913)
CAC 40 Index	Short	EUR	76	6,742,661	April – 2024	(131,867)
FTSE Taiwan Index	Short	USD	94	6,551,800	April – 2024	(68,902)
FTSE/JSE Top 40 Index	Short	ZAR	184	6,696,182	June – 2024	(76,535)
KOSPI 200 Index	Short	KRW	80	5,600,000	June – 2024	(16,404)
Mexbol Index	Long	MXN	215	7,517,661	June – 2024	(9,350)
Mini Ibovespa	Short	BRL	0	410	April – 2024	(410)
MSCI Singapore Index	Short	SGD	256	5,539,952	April – 2024	(11,735)
Russell 2000 Index	Short	USD	91	9,763,845	June – 2024	(158,082)
S&P 500 E-Mini Index	Short	USD	15	3,981,375	June – 2024	(11,825)
S&P/ASX 200 Index	Short	AUD	47	6,087,992	June – 2024	(66,751)
S&P/TSX 60 Index	Short	CAD	27	5,347,577	June – 2024	(91,469)
						$(998,243)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	110	$9,772,544	June – 2024	$(13,324)
Euro-Bund 10 yr	Short	EUR	278	40,003,366	June – 2024	(365,223)
Euro-Schatz 2 yr	Short	EUR	133	15,166,580	June – 2024	(1,729)
Long Gilt 10 yr	Short	GBP	204	25,732,407	June – 2024	(282,281)
U.S. Treasury Note 5 yr	Short	USD	15	1,605,234	June – 2024	(2,046)
U.S. Treasury Ultra Note 10 yr	Short	USD	38	4,355,156	June – 2024	(36,299)
						$(700,902)
						$(1,699,145)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/21/29	CNY	37,913,000	centrally cleared	2.38% / Quarterly	CFRR / Quarterly	$58,858	$24,011	$82,869
6/20/29	USD	51,300,000	centrally cleared	4.009% / Annually	SOFR - 1 day / Annually	32,013	(35,534)	(3,521)
6/18/55	USD	3,500,000	centrally cleared	SOFR - 1 day / Annually	3.458% / Annually	7,846	—	7,846
						$98,717	$(11,523)	$87,194
Liability Derivatives
Interest Rate Swaps
6/17/26	USD	121,300,000	centrally cleared	4.423% / Annually	SOFR - 1 day / Annually	$(528,814)	$(58,865)	$(587,679)
1/04/27	BRL	4,200,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	(3,799)	—	(3,799)
6/18/27	USD	33,500,000	centrally cleared	3.412% / Annually	SOFR - 1 day / Annually	(287,722)	—	(287,722)
1/03/28	BRL	8,200,000	centrally cleared	10.63% / Annually	Average Daily BZDIOVRA / Annually	(7,335)	4,412	(2,923)
6/21/34	USD	28,100,000	centrally cleared	SOFR - 1 day / Annually	3.906% / Annually	(237,624)	30,599	(207,025)
6/17/54	USD	13,000,000	centrally cleared	SOFR - 1 day / Annually	3.686% / Annually	(257,628)	12,942	(244,686)
						$(1,322,922)	$(10,912)	$(1,333,834)
Credit Default Swaps
12/20/28	EUR	7,870,000	centrally cleared	(1)	5.00% / Quarterly	$(3,240)	$(631,047)	$(634,287)
						$(1,326,162)	$(641,959)	$(1,968,121)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	580,000	Barclays Bank PLC	5.00% / Quarterly	(2)	$28,951	$71,935	$100,886
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the iTraxx Europe Crossover Series 40 Index.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/2025, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At March 31, 2024, the fund had cash collateral of $341,727 and other liquid securities with an aggregate value of $27,720,639 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$74,752,574	$66,510	$—	$74,819,084
France	10,073,681	—	—	10,073,681
Japan	9,807,280	—	—	9,807,280
United Kingdom	9,803,328	—	—	9,803,328
Switzerland	6,791,046	—	—	6,791,046
Canada	3,933,383	—	—	3,933,383
Germany	2,836,960	38,281	—	2,875,241
South Korea	2,490,081	—	—	2,490,081
Taiwan	2,244,183	—	—	2,244,183
Other Countries	11,516,980	169,043	0	11,686,023
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	4,761,397	—	4,761,397
Non - U.S. Sovereign Debt	—	92,391,211	—	92,391,211
Municipal Bonds	—	3,066,322	—	3,066,322
U.S. Corporate Bonds	—	32,952,621	—	32,952,621
Residential Mortgage-Backed Securities	—	28,008,302	—	28,008,302
Commercial Mortgage-Backed Securities	—	7,849,634	—	7,849,634
Asset-Backed Securities (including CDOs)	—	10,640,030	—	10,640,030
Foreign Bonds	—	48,435,857	—	48,435,857
Mutual Funds	17,478,393	—	—	17,478,393
Total	$151,727,889	$228,379,208	$0	$380,107,097
Other Financial Instruments
Futures Contracts – Assets	$1,867,905	$—	$—	$1,867,905
Futures Contracts – Liabilities	(1,699,145)	—	—	(1,699,145)
Forward Foreign Currency Exchange Contracts – Assets	—	3,019,219	—	3,019,219
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,639,468)	—	(3,639,468)
Swap Agreements – Assets	—	188,080	—	188,080
Swap Agreements – Liabilities	—	(1,968,121)	—	(1,968,121)
Written Options - Liabilities	—	(195,600)	—	(195,600)
For further information regarding security characteristics, see the Portfolio of Investments.  At March 31, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,846,612	$70,103,975	$64,092,257	$(2,937)	$1,296	$16,856,689
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$204,868	$—

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(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	45.9%
Japan	12.0%
Australia	8.1%
Italy	7.6%
Mexico	4.0%
Sweden	3.9%
China	3.6%
Spain	3.5%
Germany	(9.2)%
Other Countries	20.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.